Exploration and Evaluation and General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Payables
Schedule of Exploration and Evaluation Expenses
E&E	2021	2020
Engineering	$3,860	$9,171
Environmental	2,237	11,782
Property fees	1,150	2,104
Site activities	2,089	3,438
Socio-economic	2,403	10,451
Transportation	523	1,919
Other activities and travel	173	354
Total	$12,435	$39,219

Schedule of General and Administrative Expenses
G&A	2021	2020
Conference and travel	$131	$179
Consulting	1,902	2,346
Depreciation of right-of-use assets	192	235
Insurance	1,502	848
Office costs, including information technology	815	1,132
Management and administration	3,891	5,419
Shareholder communication	1,309	1,039
Trust and filing	249	347
Total	$9,991	$11,545